INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
consolidated statements of income	$ (11,428)	$ (3,063)	$ (958)
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$ (2,857)	$ (812)	$ (254)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	(236)	307	112
Non-deductible expenses and other permanent differences	526	(26)	496
Losses and timing differences for which valuation allowance was provided	1,949	861	288
Utilization of tax losses for which valuation allowance was provided for in prior years	(334)	(14)	(52)
Withholding taxes	96	209	175
Other	121	21	(31)
Taxes on income (income tax benefit)	$ (735)	$ 546	$ 734